PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
PREPAYMENTS AND OTHER RECEIVABLES [abstract]
Schedule of prepayments and other receivables amount due by customer type
	2018	2019
	RMB’000	RMB’000

Due from third parties	313,801	282,229
Due from related parties	35,106	83,848
	348,907	366,077

Schedule of prepayments and other receivables
	2018
	RMB’000

Other receivables	321,855	255,494
Less: Provision for impairment	(10,590)	(10,590)
Other receivables, net (Note (a))	311,265	244,904
Prepayments (Note (b))	37,642	121,173
	348,907	366,077

Schedule of movements on provisions for impairment of other receivables

	2017	2018	2019
	RMB’000	RMB’000	RMB’000

At December 31	13,336	13,325	10,590
Change of accounting policy	-	5,527	-
At January 1	13,336	18,852	10,590
Provision for impairment loss	-	4,631	-
Reversal of impairment loss provision	(3)	(2)	-
Written-off	(8)	(12,891)	-
At December 31	13,325	10,590	10,590

Schedule of prepayments and other receivables carrying amount by currency
	2018	2019
	RMB’000	RMB’000

RMB	348,491	365,364
HKD	416	713
	348,907	366,077